K&L GATES LLP 1601 K STREET, N.W. WASHINGTON, DC 20006-1600 T 202.778.9000 F 202.778.9100 klgates.com

December 22, 2016
VIA EDGAR

Division of Investment Management
Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549-1520
Neuberger Berman Income Funds
--Neuberger Berman Short Duration Bond Fund (Class A, Class C, Institutional Class, Class
R6, Trust Class, and Investor Class)
File Nos. 002-85229; 811-03802

Re:  Request for Selective Review for Post-Effective Amendment No. 124
Ladies and Gentlemen:
Transmitted herewith for filing on behalf of Neuberger Berman Income Funds (“Registrant”), pursuant to the Securities Act of 1933, as amended (“1933 Act”), and Rule 485(a) of Regulation C thereunder, and pursuant to the Investment Company Act of 1940, as amended (“1940 Act”), and the regulations thereunder, is Post-Effective Amendment No. 124 to the Registrant’s Registration Statement on Form N-1A (“PEA 124”) on behalf of its series and classes listed above.  PEA 124 includes the prospectuses (“Prospectuses”) and statement of additional information (“SAI”) relating to the series and classes of the Registrant listed above.  This transmission includes a conformed signature page signed by the Registrant and by power of attorney for a majority of the Trustees, the manually signed originals of which are maintained at the office of the Registrant.

The primary purpose of this filing is to amend the registration statement to reflect changes to the investment strategies of Neuberger Berman Short Duration Bond Fund. This filing is not intended to affect the prospectus or SAI of any other previously registered series (or class of such series) of the Registrant.

            The form of the Prospectuses and the section of the Prospectuses titled “Your Investment” do not differ in any significant way from the corresponding disclosure in the Prospectuses contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statements filed pursuant to Rule 485(a):

Post-Effective Amendment No. 119 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C

Securities and Exchange Commission
December 22, 2016

thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class A, Class C, and Institutional Class shares of the Neuberger Berman Municipal High Income Fund (Accession No. 0000898432-15-000466) (April 2, 2015).

Post-Effective Amendment No. 116 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Class R6 shares of the Neuberger Berman Unconstrained Bond Fund (Accession No. 0000898432-14-001419) (December 30, 2014).

Post-Effective Amendment No. 86 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder, for Investor Class and Trust Class shares of the Neuberger Berman Short Duration Bond Fund (Accession No. 0000898432-14-001419) (February 28, 2011).

The form of the SAI and the text of the SAI (except the section titled “Investment Information”) do not differ in any significant way from the corresponding disclosure in the SAI contained in the currently effective registration statement for the Registrant and previously reviewed by the Staff in the following registration statement filed pursuant to Rule 485(a):

Post-Effective Amendment No. 116 to the Registrant’s registration statement on Form N-1A filed pursuant to the 1933 Act and Rule 485(a) of Regulation C thereunder, and pursuant to the 1940 Act and the regulations thereunder (Accession No. 0000898432-14-001419) (December 30, 2014).

            Accordingly, we request that the Staff use the limited review procedure of 1933 Act Release No. 6510 (February 15, 1984) in reviewing PEA 124.  Pursuant to Rule 485(a)(1) under the 1933 Act, this PEA 124 will become effective on February 28, 2017. The Registrant respectfully requests that the Staff furnish the Registrant with any comments on this filing by February 7, 2017. This will assist the Registrant in keeping to its prospectus printing schedule.

Please contact me at (202) 778-9046 or Franklin H. Na at (202) 778-9473 with any questions or comments you may have.  Thank you for your attention.

Sincerely,
/s/ Aaron E. Ellias
Aaron E. Ellias